Quarterly Report
February 29, 2020
Massachusetts Investors
Growth Stock Fund

Portfolio of Investments
2/29/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 1.3%
United Technologies Corp.	823,513	$107,542,563
Apparel Manufacturers – 4.7%
Adidas AG	125,910	$35,080,893
LVMH Moet Hennessy Louis Vuitton SE	303,890	125,378,462
NIKE, Inc., “B”	1,611,085	143,998,777
VF Corp.	999,647	71,974,584
		$376,432,716
Broadcasting – 0.4%
Walt Disney Co.	249,913	$29,402,264
Brokerage & Asset Managers – 2.4%
Blackstone Group, Inc.	1,216,666	$65,505,297
Charles Schwab Corp.	3,055,205	124,499,604
		$190,004,901
Business Services – 12.1%
Accenture PLC, “A”	1,541,964	$278,463,279
Cognizant Technology Solutions Corp., “A”	2,162,560	131,764,781
Equifax, Inc.	875,650	124,377,326
Fidelity National Information Services, Inc.	1,350,521	188,694,794
Fiserv, Inc. (a)	1,471,747	160,950,252
Verisk Analytics, Inc., “A”	594,484	92,210,413
		$976,460,845
Cable TV – 2.3%
Comcast Corp., “A”	4,562,712	$184,470,446
Chemicals – 1.1%
PPG Industries, Inc.	865,887	$90,441,897
Computer Software – 5.8%
Microsoft Corp.	2,884,260	$467,278,963
Computer Software - Systems – 3.4%
Apple, Inc.	1,005,289	$274,805,801
Construction – 1.9%
Sherwin-Williams Co.	297,757	$153,865,930
Consumer Products – 5.1%
Church & Dwight Co., Inc.	2,250,752	$156,472,279
Colgate-Palmolive Co.	2,206,945	149,123,273
Estee Lauder Cos., Inc., “A”	550,043	100,987,895
		$406,583,447
Electrical Equipment – 5.7%
Amphenol Corp., “A”	1,345,246	$123,332,153
Fortive Corp.	2,039,465	141,049,400
Mettler-Toledo International, Inc. (a)	128,711	90,316,509
TE Connectivity Ltd.	1,304,405	108,096,042
		$462,794,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.3%
Analog Devices, Inc.	798,735	$87,102,052
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,858,407	100,056,633
Texas Instruments, Inc.	1,423,875	162,521,092
		$349,679,777
Food & Beverages – 2.9%
Nestle S.A.	919,929	$95,311,040
PepsiCo, Inc.	1,026,470	135,524,834
		$230,835,874
Gaming & Lodging – 2.8%
Marriott International, Inc., “A”	1,797,438	$222,882,312
General Merchandise – 1.3%
Dollarama, Inc.	3,423,340	$100,640,712
Health Maintenance Organizations – 0.9%
Cigna Corp.	400,191	$73,210,942
Insurance – 4.2%
Aon PLC	1,141,372	$237,405,376
Marsh & McLennan Cos., Inc.	973,245	101,762,497
		$339,167,873
Internet – 8.5%
Alibaba Group Holding Ltd., ADR (a)	754,270	$156,888,160
Alphabet, Inc., “A” (a)	393,382	526,836,843
		$683,725,003
Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	1,227,913	$124,473,541
Machinery & Tools – 1.4%
Nordson Corp.	785,830	$114,181,099
Medical Equipment – 10.8%
Abbott Laboratories	1,875,261	$144,451,355
Becton, Dickinson and Co.	808,897	192,371,885
Danaher Corp.	673,537	97,379,979
Stryker Corp.	549,804	104,787,144
Thermo Fisher Scientific, Inc.	647,297	188,233,968
Waters Corp. (a)	712,854	138,928,116
		$866,152,447
Other Banks & Diversified Financials – 6.4%
Mastercard, Inc., “A”	391,605	$113,663,351
Moody's Corp.	507,100	121,719,213
Visa, Inc., “A”	1,555,875	282,795,840
		$518,178,404
Pharmaceuticals – 1.6%
Eli Lilly & Co.	203,455	$25,661,779
Roche Holding AG	327,797	106,843,624
		$132,505,403

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.7%
Canadian Pacific Railway Ltd.	336,515	$83,714,837
Union Pacific Corp.	835,478	133,517,739
		$217,232,576
Restaurants – 1.0%
Starbucks Corp.	1,073,999	$84,233,742
Specialty Chemicals – 1.3%
Ecolab, Inc.	567,087	$102,330,849
Specialty Stores – 2.0%
TJX Cos., Inc.	2,755,851	$164,799,890
Total Common Stocks		$8,044,314,321
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.61% (v)	38,158,870	$38,162,686

Other Assets, Less Liabilities – (0.3)%		(24,467,289)
Net Assets – 100.0%		$8,058,009,718
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,162,686 and $8,044,314,321, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$7,240,399,960	$—	$—	$7,240,399,960
Switzerland	—	202,154,664	—	202,154,664
Canada	184,355,549	—	—	184,355,549
China	156,888,160	—	—	156,888,160
France	—	125,378,462	—	125,378,462
Taiwan	100,056,633	—	—	100,056,633
Germany	—	35,080,893	—	35,080,893
Mutual Funds	38,162,686	—	—	38,162,686
Total	$7,719,862,988	$362,614,019	$—	$8,082,477,007
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$56,426,884	$355,110,547	$373,376,744	$3,770	$(1,771)	$38,162,686
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$399,453	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance during the period February 29, 2020 through April 16, 2020, the date that these financial statements were issued.